Average Annual Total Returns{- Strategic Advisers Fidelity U.S. Total Stock Fund} - 05.31 Strategic Advisers Fidelity U.S. Total Stock Fund PRO-08 - Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Fidelity U.S. Total Stock Fund Return Before Taxes Past 1 year	Strategic Advisers Fidelity U.S. Total Stock Fund Return Before Taxes Since Inception		Strategic Advisers Fidelity U.S. Total Stock Fund After Taxes on Distributions Past 1 year	Strategic Advisers Fidelity U.S. Total Stock Fund After Taxes on Distributions Since Inception		Strategic Advisers Fidelity U.S. Total Stock Fund After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Fidelity U.S. Total Stock Fund After Taxes on Distributions and Sales Since Inception		WA006 Past 1 year	WA006 Since Inception
Total	25.34%	16.67%	[1]	22.70%	15.35%	[1]	16.18%	12.93%	[1]	25.66%	17.50%	[1]

[1]	(a)From March 20, 2018